Derivative Instruments and Hedging Activities - Balance Sheet Location (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Interest Rate Swap | Other Current Liabilities
Derivative [Line Items]
Cash flow hedge	$ (1,853)	$ (1,669)	$ 0